SHORT-TERM AND LONG-TERM DEBT - LONG-TERM DEBT MATURITIES (Details) $ in Millions	Jun. 30, 2015 USD ($)
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 2,772
Long-term Debt, Maturities, Repayments of Principal in Year Two	2,094
Long-term Debt, Maturities, Repayments of Principal in Year Three	1,330
Long-term Debt, Maturities, Repayments of Principal in Year Four	2,353
Long-term Debt, Maturities, Repayments of Principal in Year Five	$ 1,929